Net gains (losses) on financial instruments measured at fair value through profit or loss - Summary of Net gains (losses) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 2,409,365	₩ 1,210,771	₩ 2,493,626
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	193,612	60,260	(129,575)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(515,227)	(170,128)	(58,959)
Equity Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	881,358	1,428,168	1,576,931
Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	1,430,147	646,882	969,135
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	6,465	(711)	3,964
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(68,284)	(2,755)	(6,562)
Net gain (loss) on financial instruments at fair value through profit or loss	(67,797)	87,472	30,212
Securities at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Loss on sale	487	90,227	36,774
Gain (loss) on valuation	204,485	663,877	755,501
Gain (loss) on sale	(10,263)	(39,354)	197,148
Other gains (losses) of debt securities	687,136	803,645	624,282
Gain (loss) on valuation of equity securities	934,475	161,316	540,188
Gain (loss) on sale of equity securities	495,672	485,566	428,947
Gain (loss) on valuation of other securities	337,239	36,688	11,635
Net gain (loss) on financial instruments at fair value through profit or loss	2,648,744	2,111,738	2,557,701
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	9,972	(3,593)	(60,144)
Gain (loss) on sale	(39,802)	(249,398)	(88,398)
Gain (loss) on valuation of other securities	(527,558)	(173,058)	(60,565)
Gain (loss) on sale of other securities	12,331	2,930	1,606
Net gain (loss) on financial instruments at fair value through profit or loss	(545,057)	(423,119)	(207,501)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(29,830)	(252,991)	(148,542)
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on transaction of derivatives	(143,514)	(646,793)	(183,233)
Gain (loss) on valuation of derivatives	510,524	82,184	292,483
Derivatives | Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 367,010	₩ (564,609)	₩ 109,250